Income statement analysis	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Income statement analysis	Income statement analysis

			$ million
	2022	2021	2020
Interest and other income
Interest income from
Financial assets measured at amortized cost	371	221	215
Financial assets measured at fair value through profit or loss	59	5	25
Other income	673	355	423
	1,103	581	663

Currency exchange losses charged to the income statement[a]	160	345	38
Expenditure on research and development	274	266	332
Costs relating to the Gulf of Mexico oil spill (pre-interest and tax)[b]	84	70	255

Finance costs
Interest expense on lease liabilities	245	288	337
Interest expense on other liabilities measured at amortized cost[c]	2,070	1,820	2,166
Capitalized at 3.56% (2021 2.63% and 2020 2.75%)[d]	(464)	(287)	(345)
Losses arising on finance debt risk management activities[e]	43	145	—
Unwinding of discount on provisions	369	391	437
Unwinding of discount on other payables measured at amortized cost	440	500	520
	2,703	2,857	3,115
[a]Excludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.
[b]Included within production and manufacturing expenses.
[c]2022 includes a gain of $37 million (2021 loss of $195 million and 2020 loss of $158 million) associated with the buyback of finance debt.
[d]Tax relief on capitalized interest is approximately $108 million (2021 $66 million and 2020 $83 million).
[e]From 2021 temporary valuation differences associated with the group’s interest rate and foreign currency exchange risk management of finance debt are being presented within finance costs. Previously these were presented within production and manufacturing expenses. Relevant amounts in the comparative period were not reclassified as the amounts were not material.